Unrecognized Tax Benefits Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Unrecognized tax benefits, non-current income taxes payable	$ 45	$ 44
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	30	28
Unrecognized Tax Benefits	63	63	54	186
Non Avis Budget Car Rental Tax Contingencies
Income Taxes [Line Items]
Unrecognized Tax Benefits	$ 16	$ 15